Convertible debentures, Key Inputs Derivative Liabilities (Q1) (Details)	Oct. 31, 2024 USD ($)	Oct. 08, 2024	Jul. 31, 2024 USD ($)	Sep. 12, 2023 USD ($)	Aug. 13, 2021 USD ($)
Probability of De-SPAC Transaction Closing [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	0.99		0.90		0.90
Probability of De-SPAC Transaction Closing [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.90
Probability of De-SPAC Transaction Closing [Member] | Related Party [Member] | Envviron SAS [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.99
Risk-free Interest Rate [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	0.0309	0.0453	0.0349
Risk-free Interest Rate [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	0.0325
Risk-free Interest Rate [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.0427	0.011	0.046
Risk-free Interest Rate [Member] | Related Party [Member] | Envviron SAS [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.0438	0.0425	0.0487
Expected Term (Years) [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	0.02		0.26	0.02	0.35
Expected Term (Years) [Member] | Related Party [Member] | Envviron SAS [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	0.29		0.54	0.21	0.82
Expected Annual Volatility for the Company [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.925
Expected Annual Volatility for the Company [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	0.85		0.85		0.90
Expected Annual Volatility for the Company [Member] | Related Party [Member] | Envviron SAS [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	1.65		1.12		1.45
Expected Annual Volatility for Focus Impact [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.025
Expected Annual Volatility for Focus Impact [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	0.025			0.025	0.025
Expected Annual Volatility for Focus Impact [Member] | Related Party [Member] | Envviron SAS [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	1			1	0.05
Common Conversion Ratio [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	0.146		0.083
Common Conversion Ratio [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.063	0.083
Common Conversion Ratio [Member] | Related Party [Member] | Envviron SAS [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.1462	0.155
Foreign Exchange Rate [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	0.719		0.7242
Foreign Exchange Rate [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.72	0.727
Foreign Exchange Rate [Member] | Related Party [Member] | Envviron SAS [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.734	0.747